Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net cash generated from / (used in) operating activities	$ 48,202	$ 85,533	$ 59,914
Cash flows from investing activities
Net cash used in investing activities	(70,546)	(78,352)	(49,490)
Cash flows from financing activities
Net cash generated from / (used in) financing activities	333,268	2,487	17,692
Net (decrease) / increase in cash and cash equivalents	310,924	9,668	28,116
Cash and cash equivalents at beginning of year	93,906	81,906	53,349
Effect of exchange rates on cash and cash equivalents	(555)	2,332	441
Cash and cash equivalents at end of year	404,275	93,906	81,906
Xunlei Limited [Member]
Cash flows from operating activities
Net cash generated from / (used in) operating activities	(41,485)	4,708	695
Cash flows from investing activities
Net cash used in investing activities	(10,333)	(3,843)	(37,302)
Cash flows from financing activities
Net cash generated from / (used in) financing activities	332,412	(2,242)	35,488
Net (decrease) / increase in cash and cash equivalents	280,594	(1,377)	(1,119)
Cash and cash equivalents at beginning of year	28,863	30,240	31,359
Effect of exchange rates on cash and cash equivalents	0	0	0
Cash and cash equivalents at end of year	$ 309,457	$ 28,863	$ 30,240